Warrants - Components (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Warrants
Total Warrants	€ 292,044	€ 26,267	€ 5,218	€ 21,405
Reorganization Warrants
Warrants
Total Warrants	4,807	1,811
RDO & 2022 PIPE Warrants
Warrants
Total Warrants	49,033	€ 24,456
May 2023 Warrants
Warrants
Total Warrants	€ 238,204